Financial Risk Management Policy - Capital Management (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Risk Management Policy
Profit attributable to the Parent	€ 625,146	€ 596,642	€ 662,700
Equity attributable to the Parent	€ 4,822,119	€ 4,225,554
Return on equity	13.00%	14.00%
Treasury stock as a percentage of capital, held by parent	0.50%	0.60%